Segmented information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical locations and has four reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides management services to the Company's alternative investment strategies managed in-house and on a sub-advisory basis;
•Private strategies (reportable), which provides lending and streaming activities through limited partnership vehicles;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries; and
•All other segments (non-reportable), which do not meet the definition of reportable segments per IFRS 8.
Effective in the first quarter of this year, the brokerage segment no longer met the definition of a reportable segment. Consequently, this segment was retroactively included as part of "All other segments".
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on investments (as if such gains and losses had not occurred), other (income) and expenses, amortization of stock-based compensation, carried interest and performance fees and carried interest and performance fee payouts (adjusted base EBITDA).
Adjusted base EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2023

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	103,301	30,180	28,183	(198)	7,555	169,021
Total expenses	29,306	26,222	15,604	33,776	13,822	118,730
Income (loss) before income taxes	73,995	3,958	12,579	(33,974)	(6,267)	50,291
Adjusted base EBITDA	62,303	7,756	12,361	(11,047)	514	71,887
For the year ended December 31, 2022

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments	Consolidated
Total revenue	76,819	29,710	16,984	(3,288)	24,957	145,182
Total expenses	27,221	25,634	12,400	31,246	23,602	120,103
Income (loss) before income taxes	49,598	4,076	4,584	(34,534)	1,355	25,079
Adjusted base EBITDA	56,948	9,932	9,207	(10,518)	5,433	71,002

For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2023	Dec. 31, 2022
Canada	154,941	130,397
United States	14,080	14,785
	169,021	145,182